Restatement of prior period financial statements - Consolidated Statement of Loss and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of initial application of standards or interpretations [line items]
Revenue	[1]	$ 909,247	$ 1,236,365
Cost of sales	[1]	(932,533)	(1,214,750)
Gross profit/(loss)	[1]	(23,286)	21,615
Selling, general and administrative expense	[1]	(450,465)	(474,607)
Research and development expense	[1]	(24,312)	(83,050)
Other operating expense, net	[1]	21,913	38,559
Operating loss		(476,150)
Finance expense	[1]	8,077	12,489
Fair value change - Earn-out rights	[1]	(199,278)	(94,963)
Fair value change - Class C Shares	[1],[2]	139,638	232,995
Loss before income taxes	[1],[2]	2,500	10,750
Loss before income taxes	[1]	(529,563)	(336,212)
Net loss	[1]	(14,315)	(5,331)
Net loss	[1],[2]	(543,878)	(341,543)
Net loss per share (in U.S. dollars)
Net loss	[1],[2]	(543,878)	(341,543)
Exchange rate differences from translation of foreign operations
Exchange rate differences from translation of foreign operations	[1]	(23,807)	(27,502)
Total other comprehensive loss	[1]	(23,807)	(27,502)
Total comprehensive loss	[1]	(567,685)	(369,045)
Profit (loss) from operating activities	[1]	(476,150)	(497,483)
Share of losses in associates	[1]	$ (4,350)	$ 0
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	[1]	$ (0.26)	$ (0.16)
Net loss per share - diluted (in dollars per share)	[1]	(0.26)	(0.16)
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	[1]	(0.26)	(0.16)
Net loss per share - diluted (in dollars per share)	[1]	$ (0.26)	$ (0.16)
As originally filed on September 30, 2024
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 905,813	$ 1,231,265
Cost of sales		(933,111)	(1,213,654)
Gross profit/(loss)		(27,298)	17,611
Selling, general and administrative expense		(437,840)	(448,632)
Research and development expense		(23,345)	(81,311)
Other operating expense, net		24,034	38,581
Operating loss		(464,449)
Finance expense		5,606	12,489
Fair value change - Earn-out rights		(201,427)	(90,516)
Fair value change - Class C Shares		139,638	232,995
Loss before income taxes		2,500	10,750
Loss before income taxes		(522,482)	(308,033)
Net loss		(17,003)	(5,002)
Net loss		(539,485)	(313,035)
Net loss per share (in U.S. dollars)
Net loss		(539,485)	(313,035)
Exchange rate differences from translation of foreign operations
Exchange rate differences from translation of foreign operations		(23,823)	(26,735)
Total other comprehensive loss		(23,823)	(26,735)
Total comprehensive loss		(563,308)	(339,770)
Profit (loss) from operating activities			$ (473,751)
Share of losses in associates		$ (4,350)
As originally filed on September 30, 2024 | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		$ (0.26)	$ (0.15)
Net loss per share - diluted (in dollars per share)		(0.26)	(0.15)
As originally filed on September 30, 2024 | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		(0.26)	(0.15)
Net loss per share - diluted (in dollars per share)		$ (0.26)	$ (0.15)
Restatement in withdrawn financial statements
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 3,434	$ 6,370
Cost of sales		578	(2,366)
Gross profit/(loss)		4,012	4,004
Selling, general and administrative expense		(12,625)	(25,975)
Research and development expense		(967)	(1,739)
Other operating expense, net		(2,121)	(22)
Operating loss		(11,701)
Finance expense		2,471	0
Fair value change - Earn-out rights		2,149	(2,140)
Fair value change - Class C Shares		0	0
Loss before income taxes		0	0
Loss before income taxes		(7,081)	(25,872)
Net loss		2,688	(1,923)
Net loss		(4,393)	(27,795)
Net loss per share (in U.S. dollars)
Net loss		(4,393)	(27,795)
Exchange rate differences from translation of foreign operations
Exchange rate differences from translation of foreign operations		16	(923)
Total other comprehensive loss		16	(923)
Total comprehensive loss		(4,377)	(28,718)
Profit (loss) from operating activities			$ (23,732)
Share of losses in associates		$ 0
Restatement in withdrawn financial statements | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		$ 0	$ (0.01)
Net loss per share - diluted (in dollars per share)		0	(0.01)
Restatement in withdrawn financial statements | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		0	(0.01)
Net loss per share - diluted (in dollars per share)		$ 0	$ (0.01)
Revision of Prior Period, Originally Restated
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 1,237,635
Cost of sales			(1,216,020)
Gross profit/(loss)			21,615
Selling, general and administrative expense			(474,607)
Research and development expense			(83,050)
Other operating expense, net			38,559
Finance expense			12,489
Fair value change - Earn-out rights			(92,656)
Fair value change - Class C Shares			232,995
Loss before income taxes			10,750
Loss before income taxes			(333,905)
Net loss			(6,925)
Net loss			(340,830)
Net loss per share (in U.S. dollars)
Net loss			(340,830)
Exchange rate differences from translation of foreign operations
Exchange rate differences from translation of foreign operations			(27,658)
Total other comprehensive loss			(27,658)
Total comprehensive loss			(368,488)
Profit (loss) from operating activities			$ (497,483)
Revision of Prior Period, Originally Restated | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			$ (0.16)
Net loss per share - diluted (in dollars per share)			(0.16)
Revision of Prior Period, Originally Restated | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			(0.16)
Net loss per share - diluted (in dollars per share)			$ (0.16)
Revision of Prior Period, Amended For 6K
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ (1,270)
Cost of sales			(1,270)
Gross profit/(loss)			0
Selling, general and administrative expense			0
Research and development expense			0
Other operating expense, net			0
Finance expense			0
Fair value change - Earn-out rights			(2,307)
Fair value change - Class C Shares			0
Loss before income taxes			0
Loss before income taxes			(2,307)
Net loss			1,594
Net loss			(713)
Net loss per share (in U.S. dollars)
Net loss			(713)
Exchange rate differences from translation of foreign operations
Exchange rate differences from translation of foreign operations			156
Total other comprehensive loss			156
Total comprehensive loss			(557)
Profit (loss) from operating activities			$ 0
Revision of Prior Period, Amended For 6K | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			$ 0
Net loss per share - diluted (in dollars per share)			0
Revision of Prior Period, Amended For 6K | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			0
Net loss per share - diluted (in dollars per share)			$ 0

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.